Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 10,941	€ 8,687
Additions to right-of-use assets	2,568	3,785
Transfer	(17)
Depreciation	(1,941)	(1,631)	€ (1,013)
Indexation impact	(26)	100
Ending balance	11,525	10,941	8,687
Rights to land and buildings including leasehold improvements
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	10,375	8,053
Additions to right-of-use assets	2,369	3,757
Depreciation	(1,808)	(1,535)
Indexation impact	(26)	100
Ending balance	10,910	10,375	8,053
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	77	88
Additions to right-of-use assets		20
Depreciation	(34)	(31)
Ending balance	43	77	88
Property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	461	496
Additions to right-of-use assets	29
Transfer	(17)
Depreciation	(45)	(35)
Ending balance	428	461	496
Office and other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	28	50
Additions to right-of-use assets	170	8
Depreciation	(54)	(30)
Ending balance	€ 144	€ 28	€ 50